Segment Reporting - Property and equipment for the companys geographic operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	¥ 13,230,945	$ 2,027,731	¥ 6,239,309	¥ 829,476
PRC
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,505,034		2,052,372	827,717
Property and equipment, net	1,607,248		1,321,640
Developed countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	4,211,648		1,437,030	0
Middle East
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	3,293,244		1,267,592	0
Southeast Asia and others
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	3,221,019		1,482,315	¥ 1,759
Non-PRC
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	¥ 1,013,549		¥ 757,444